Prepayments, Receivables and Other Assets (Tables)	6 Months Ended
Sep. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments, receivables and other assets
	September 30,	March 31,
	2019	2019
	(unaudited)
Staff IOU	$1,827,152	$670,619
Others	195,617	36,718
	$2,022,769	$707,337